Fair Value, Fair Values of Financial Instruments(Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Carrying Value [Member]
Financial Assets [Abstract]
Loans receivable held for sale	$ 40,653	$ 0		$ 6,231
Loans receivable held for investment	361,793	397,847	[1]	355,556
Financial Liabilities [Abstract]
Time Deposits	147,703	190,235
Federal Home Loan Bank advances	115,500	84,000		70,000
Junior subordinated debentures	3,570	4,335		5,100
Fair Value [Member]
Financial Assets [Abstract]
Loans receivable held for sale	40,667	0		6,270
Loans receivable held for investment	366,160	404,923	[1]	354,792
Financial Liabilities [Abstract]
Time Deposits	148,380	190,353
Federal Home Loan Bank advances	119,334	84,997		69,933
Junior subordinated debentures	3,029	3,734		4,481
Level 1 [Member] | Fair Value [Member]
Financial Assets [Abstract]
Loans receivable held for sale	0	0		0
Loans receivable held for investment	0	0	[1]	0
Financial Liabilities [Abstract]
Time Deposits	0	0
Federal Home Loan Bank advances	0	0		0
Junior subordinated debentures	0	0		0
Level 2 [Member] | Fair Value [Member]
Financial Assets [Abstract]
Loans receivable held for sale	40,667	0		6,270
Loans receivable held for investment	0	0	[1]	0
Financial Liabilities [Abstract]
Time Deposits	148,380	190,353
Federal Home Loan Bank advances	119,334	84,997		69,933
Junior subordinated debentures	0	0		0
Level 3 [Member] | Fair Value [Member]
Financial Assets [Abstract]
Loans receivable held for sale	0	0		0
Loans receivable held for investment	366,160	404,923	[1]	354,792
Financial Liabilities [Abstract]
Time Deposits	0	0
Federal Home Loan Bank advances	0	0		0
Junior subordinated debentures	$ 3,029	$ 3,734		$ 4,481

[1]	The estimated value of loans held for investment at December 31, 2019 and 2018 reflect an exit price assumption.